Stock Options and Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Options and Stock Based Compensation [Abstract]
Stock Options and Stock Based Compensation [Text Block]
9.    Stock Options and Stock-based Compensation

In 2002, the Board adopted the 2002 Equity Incentive Plan (“the 2002 Plan”) that governed equity awards to employees, directors and consultants of the Company. Under the Plan, 450,000 shares of common stock were reserved for issuance. From 2006 through 2012, the 2002 Plan was amended several times to increase the total number of shares authorized under the 2002 Plan to 4,150,000 shares. During the first quarter 2013, the Board adopted the 2013 Equity Incentive Plan (the “2013 Plan”) and together with the 2002 Plan (the “Plans”) governs the equity awards to employees, directors and consultants of the Company. Under the 2013 Plan, an additional 5,000,000 shares of common stock has been reserved for issuance.  On June 18, 2013, the 2013 Plan was approved by holders of a majority of the issued and outstanding shares of common stock of the Company.

The types of awards permitted under the Plans include qualified incentive stock options (ISO), non-qualified stock options (NQO), and restricted stock. Each option shall be exercisable at such times and subject to such terms and conditions as the Board may specify. Stock options generally vest over four years and expire no later than ten years from the date of grant.

A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	3,864,750	$1.42	4.00
Granted	1,756,000	$0.55
Exercised	-	-
Cancelled or expired	520,000	$1.45
Outstanding at September 30, 2013	5,100,750	$1.12	7.27

Exercisable at December 31, 2012	2,992,417	$1.39	3.59
Exercisable at September 30, 2013	3,660,959	$1.25	6.53

The following table summarizes information about stock options at September 30, 2013:

Options Outstanding				Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	159,000			102,688
$0.55	1,681,000			645,833
$0.80	320,000			320,000
$1.25	310,000			310,000
$1.50	2,416,000			2,095,813
$2.00	214,750			186,625
$0.50 - $2.00	5,100,750	7.27	$1.12	3,660,959	$1.25

At September 30, 2013 and December 31, 2012, the total aggregate intrinsic value for options currently exercisable and options outstanding was $ 0. These values represent the total pre-tax intrinsic value based on the estimated fair value of the Company’s stock price of $ 0.50 as of September 30, 2013 and December 31, 2012. During the year ended December 31, 2012, 225,000 options were exercised.  During the first nine months of 2013, no additional options were exercised.

The following table summarizes the activity of the Company’s stock options that have not vested for the nine months ended September 30, 2013:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2012	872,333	$0.441
Granted	1,091,479	$0.110
Forfeited	103,125	$0.448
Vested	420,896	$0.328
Nonvested at September 30, 2013	1,439,791	$0.290

The fair value of non-vested options to be recognized in future periods is $ 234,296, which is expected to be recognized over a weighted average period of 1.9 years. The total fair value of options vested during the nine months ended September 30, 2013 was $ 238,495 compared to $ 238,484 for the nine months ended September 30, 2012.

Stock-based compensation expense is as follows:

	Nine months Ended
	September 30, 2013	September 30, 2012
Selling, general, and administrative expense	$220,840	$180,701
Research and development expense	17,655	57,783
Total stock-based compensation expense	$238,495	$238,484

The weighted average grant-date fair value of options granted during the nine months ended September 30, 2013 was $ 0.111 and for the nine months ended September 30, 2012 was $ 0.568 per option. The fair value of the option grants was estimated using the  Black-Scholes option-pricing model with the following weighted average assumptions:

	Nine months Ended
	September 30, 2013	September 30, 2012
Risk-free interest rate	0.35%	1.04%
Volatility factor	24.48%	24.04%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%

The Company based its estimate of expected stock price volatility on monthly price observations of the AMEX Biotech Index. Given the Company’s limited history with stock options, the Company’s expected term is based on an average of the contractual term and the vesting period of the options (the SAB 110 “Simplified” method).

8. Stock Options and Stock-based Compensation

In 2002, the Board of Directors of the Company adopted the 2002 Equity Incentive Plan that governed equity awards to employees, directors and consultants of the Company. Under the Plan, 450,000 shares of Common Stock were reserved for issuance. From 2006 through 2012, the Plan was amended several times and the Board of Directors authorized additional shares of Common Stock. The total shares reserved as of December 31, 2012 was 4,150,000. As of December 31, 2012, the Plan had expired and a new plan was adopted subsequent to the balance sheet date. (See Note 16, Subsequent Events)

The types of awards permitted under the Plan include qualified incentive stock options (ISO) and non-qualified stock options, and restricted stock. Each option shall be exercisable at such times and subject to such terms and conditions as the Board may specify. Stock options generally vest over four years and expire no later than ten years from the date of grant.

A summary of stock option activity is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2010	2,950,000	$1.39	4.88
Granted ($1.50)	1,141,000	$1.50
Granted ($2.00)	30,750	$2.00
Exercised	-
Cancelled or expired	75,000	$1.50
Outstanding at December 31, 2011	4,046,750	$1.40	4.21
Granted	188,000	$1.89
Exercised	225,000	$1.42
Cancelled or expired	145,000	$1.50
Outstanding at December 31, 2012	3,864,750	$1.42	4.00

Exercisable at December 31, 2011	2,518,854	$1.33	3.79
Exercisable at December 31, 2012	2,992,417	$1.39	3.59

The following table summarizes information about stock options at December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining contractual life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	84,000			84,000
$0.80	320,000			320,000
$1.25	410,000			410,000
$1.50	2,836,000			2,033,250
$2.00	214,750			145,167
$0.50 - $2.00	3,864,750	4.00	$1.42	2,992,417	$1.39

At December 31, 2012, the total aggregate intrinsic value for options currently exercisable and options outstanding was $0. These values represent the total pre-tax intrinsic value based on the estimated fair value of the Company’s stock price of $ 0.50 as of December 31, 2012. During the year ended December 31, 2012, 225,000 shares were exercised, whereas no options were exercised during December 31, 2011.
The following table summarizes the activity of the Company’s stock options that have not vested for the year ended December 31, 2012:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2010	1,350,562	$0.466
Granted	1,171,750	$0.426
Forfeited	46,666	$0.388
Vested	947,750	$0.471
Nonvested at December 31, 2011	1,527,896	$0.437
Granted	69,583	$0.561
Forfeited	145,000	$0.425
Vested	580,146	$0.467
Nonvested at December 31, 2012	872,333	$0.441

The fair value of non-vested options to be recognized in future periods is $385,122, which is expected to be recognized over a weighted average period of 2 years. The total fair value of options vested during the twelve months ended December 31, 2012 was $345,662 and vested during the year ended December 31, 2011 was $351,990.

Stock-based compensation expense is as follows:
	Year ended
	December 31, 2012	December 31, 2011
Selling, general, and administrative expense	$268,618	$282,836
Research and development expense	77,044	69,154
Total stock-based compensation expense	$345,662	$351,990

The weighted average grant-date fair value of options granted during the year ended December 31, 2012 was $0.554 and for the year ended December 31, 2011 was $0.426 per option.

The fair value of the option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:
	Year ended
	December 31, 2012	December 31, 2011
Risk-free interest rate	1.15%	1.35%
Volatility factor	24.28%	23.00%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%

The Company based its estimate of expected stock price volatility on monthly price observations of the AMEX Biotech Index. Given the Company’s limited history with stock options, the Company’s expected term is based on average of the contractual term and the vesting period of the options (the SAB 110 “Simplified” method).

In January 2012, the Company issued 499,482 shares of common stock to a placement agent (the “Shares”) in connection with a private placement offering of units consisting of common stock and warrants, which were subject to forfeiture under certain conditions. As of December 31, 2012, an aggregate of 124,871 Shares are no longer subject to forfeiture, and the balance of 374,611 shares was forfeited.